Cash and Cash Equivalents (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [Abstract]
Cash on hand, demand deposits and checking accounts	$ 40,871,878	$ 42,389,461
Time deposits	57,438,459	37,676,746
Government bonds with reverse repurchase agreements	6,710,279	125,041
Cash and cash equivalents	$ 105,020,616	$ 80,191,248	$ 78,880,700	$ 81,965,333